FAIR VALUE MEASUREMENTS (Details) - EBT Total - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 9,383,247	$ 8,460,728
Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total	747,564	642,343
Prices in Active Markets for Identical Assets (Level 1) | BP ADS
EBP, Investment, Fair Value and NAV [Line Items]
Total	637,686	604,037
Prices in Active Markets for Identical Assets (Level 1) | BrokerageLink - self directed
EBP, Investment, Fair Value and NAV [Line Items]
Total	70,106
Prices in Active Markets for Identical Assets (Level 1) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	39,772	38,306
Observable (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Observable (Level 2) | BP ADS
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Observable (Level 2) | BrokerageLink - self directed
EBP, Investment, Fair Value and NAV [Line Items]
Total	0
Observable (Level 2) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Unobservable (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Unobservable (Level 3) | BP ADS
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Unobservable (Level 3) | BrokerageLink - self directed
EBP, Investment, Fair Value and NAV [Line Items]
Total	0
Unobservable (Level 3) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Total investments, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total	747,564	642,343
Total investments, at fair value | BP ADS
EBP, Investment, Fair Value and NAV [Line Items]
Total	637,686	604,037
Total investments, at fair value | BrokerageLink - self directed
EBP, Investment, Fair Value and NAV [Line Items]
Total	70,106
Total investments, at fair value | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	39,772	38,306
Investments measured at NAV:
EBP, Investment, Fair Value and NAV [Line Items]
Total	8,635,683	7,818,385
Investments measured at NAV: | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	372,817	352,863
Investments measured at NAV: | U.S. equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,917,495	3,604,445
Investments measured at NAV: | Non-U.S. equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	571,243	433,485
Investments measured at NAV: | U.S. bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	352,691	326,394
Investments measured at NAV: | Non-U.S. bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	19,720	17,750
Investments measured at NAV: | Target date funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	3,364,086	3,052,262
Investments measured at NAV: | Other
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 37,631	$ 31,186